Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	$ 515	$ 551
Additions	305	46	$ 195
Other movements	(36)
Depreciation charge	(176)	(123)	(110)
Translation differences	(39)	41
Property and equipment	569	515	551
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	906
Property and equipment	961	906
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	(391)
Property and equipment	(392)	(391)
Computer and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	342	376
Additions	305	41
Other movements	(36)
Depreciation charge	(152)	(100)
Translation differences	(26)	25
Property and equipment	433	342	376
Computer and Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	663
Property and equipment	738	663
Computer and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	(321)
Property and equipment	(305)	(321)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	173	175
Additions		5
Depreciation charge	(24)	(23)
Translation differences	(13)	16
Property and equipment	136	173	$ 175
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	243
Property and equipment	223	243
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	(70)
Property and equipment	$ (87)	$ (70)